American Funds Insurance Series® - Portfolio
Series
American Funds® Global Growth Portfolio
Investment portfolio
September 30, 2025
unaudited
Growth funds 80.03%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	634,075	$24,190
American Funds Insurance Series - Growth Fund, Class 1	115,301	16,012
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	600,834	11,957
American Funds Insurance Series - International Fund, Class 1	372,333	8,087
American Funds Insurance Series - New World Fund, Class 1	128,187	4,039
Total growth funds (cost: $50,995,000)		64,285
Growth-and-income funds 20.05%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	900,016	16,101
Total growth-and-income funds (cost: $11,783,000)		16,101
Total investment securities 100.08% (cost: $62,778,000)		80,386
Other assets less liabilities (0.08)%		(65)
Net assets 100.00%		$80,321
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.03%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,580	$3,213	$1,610	$75	$932	$24,190	$77	$2,768
American Funds Insurance Series - Growth Fund, Class 1	14,291	2,139	1,873	129	1,326	16,012	29	1,184
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	10,783	815	698	(37)	1,094	11,957	—	236
American Funds Insurance Series - International Fund, Class 1	7,118	385	926	(209)	1,719	8,087	5	—
American Funds Insurance Series - New World Fund, Class 1	3,568	221	376	5	621	4,039	5	152
						64,285
Growth-and-income funds 20.05%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	14,406	860	1,300	86	2,049	16,101	36	542
Total 100.08%				$49	$7,741	$80,386	$152	$4,882

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 1 of 13

American Funds® Growth and Income Portfolio
Investment portfolio
September 30, 2025
unaudited

Growth funds 9.99%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	317,128	$44,040
Total growth funds (cost: $23,005,000)		44,040
Growth-and-income funds 40.04%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	4,930,708	88,210
American Funds Insurance Series - Growth-Income Fund, Class 1	662,870	44,240
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,450,362	44,082
Total growth-and-income funds (cost: $132,706,000)		176,532
Asset allocation funds 5.01%
American Funds Insurance Series - Asset Allocation Fund, Class 1	808,464	22,071
Total asset allocation funds (cost: $21,315,000)		22,071
Equity-income funds 10.02%
American Funds Insurance Series - Capital Income Builder, Class 1	3,099,647	44,170
Total equity-income funds (cost: $30,348,000)		44,170
Balanced funds 5.02%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	1,558,174	22,126
Total balanced funds (cost: $18,761,000)		22,126
Fixed income funds 30.00%
American Funds Insurance Series - The Bond Fund of America, Class 1	13,553,716	132,284
Total fixed income funds (cost: $143,965,000)		132,284
Total investment securities 100.08% (cost: $370,100,000)		441,223
Other assets less liabilities (0.08)%		(363)
Net assets 100.00%		$440,860
American Funds Insurance Series — Portfolio Series — Page 2 of 13

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.99%
American Funds Insurance Series - Growth Fund, Class 1	$38,609	$7,973	$6,589	$429	$3,618	$44,040	$84	$3,377
Growth-and-income funds 40.04%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	77,498	7,027	8,453	(655)	12,793	88,210	202	3,055
American Funds Insurance Series - Growth-Income Fund, Class 1	38,740	10,211	3,755	(76)	(880)	44,240	103	7,159
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	38,802	4,479	2,074	45	2,830	44,082	148	2,833
						176,532
Asset allocation funds 5.01%
American Funds Insurance Series - Asset Allocation Fund, Class 1	19,541	1,973	522	(26)	1,105	22,071	93	1,454
Equity-income funds 10.02%
American Funds Insurance Series - Capital Income Builder, Class 1	38,647	1,703	1,955	27	5,748	44,170	745	—
Balanced funds 5.02%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	19,164	1,376	338	8	1,916	22,126	56	792
Fixed income funds 30.00%
American Funds Insurance Series - The Bond Fund of America, Class 1	117,894	17,165	9,297	(892)	7,414	132,284	1,115	—
Total 100.08%				$(1,140)	$34,544	$441,223	$2,546	$18,670

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 3 of 13

American Funds® Managed Risk Growth Portfolio
Investment portfolio
September 30, 2025
unaudited

Growth funds 54.87%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,922,282	$544,687
American Funds Insurance Series – Global Growth Fund, Class 1	7,165,985	273,382
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	4,553,634	90,617
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund, Class 1	8,209,776	90,390
Total growth funds (cost: $797,661,000)		999,076
Growth-and-income funds 20.00%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,097,565	273,472
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,035,634	90,591
Total growth-and-income funds (cost: $295,805,000)		364,063
Fixed income funds 19.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	37,169,663	362,776
Total fixed income funds (cost: $352,958,000)		362,776
Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.09% (a)	86,908,645	86,909
Total short-term securities (cost: $86,909,000)		86,909
Options purchased (equity style) 0.27%
Options purchased (equity style)*		4,948
Total options purchased (cost: $12,681,000)		4,948
Total investment securities 99.84% (cost: $1,546,014,000)		1,817,772
Other assets less liabilities 0.16%		2,933
Net assets 100.00%		$1,820,705
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
Put
S&P 500 Index	15	USD10,033	USD4,125.00	12/19/2025	$6
S&P 500 Index	125	83,606	4,225.00	12/19/2025	56
S&P 500 Index	980	655,469	4,250.00	12/19/2025	461
S&P 500 Index	35	23,410	4,300.00	12/19/2025	17
American Funds Insurance Series — Portfolio Series — Page 4 of 13

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
S&P 500 Index	170	USD113,704	USD4,325.00	12/19/2025	$89
S&P 500 Index	110	73,573	4,350.00	12/19/2025	57
S&P 500 Index	145	96,983	4,375.00	12/19/2025	78
S&P 500 Index	50	33,442	4,050.00	3/20/2026	74
S&P 500 Index	15	10,033	4,175.00	3/20/2026	24
S&P 500 Index	230	153,834	4,250.00	3/20/2026	400
S&P 500 Index	870	581,896	4,275.00	3/20/2026	1,549
S&P 500 Index	70	46,819	4,375.00	3/20/2026	136
S&P 500 Index	80	53,508	4,500.00	3/20/2026	171
S&P 500 Index	380	254,161	4,625.00	3/20/2026	910
S&P 500 Index	70	46,819	4,650.00	3/20/2026	171
S&P 500 Index	35	23,410	4,750.00	3/20/2026	95
S&P 500 Index	15	10,033	4,775.00	3/20/2026	41
S&P 500 Index	10	6,688	4,825.00	3/20/2026	29
S&P 500 Index	90	60,196	4,850.00	3/20/2026	262
S&P 500 Index	65	43,475	4,900.00	3/20/2026	198
S&P 500 Index	30	20,065	4,625.00	6/18/2026	124
					$4,948
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
S&P 500 E-mini Index Futures	Long	153	12/19/2025	USD51,551	$669
American Funds Insurance Series — Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.87%
American Funds Insurance Series – Growth Fund, Class 1	$533,318	$156,966	$196,454	$74,653	$(23,796)	$544,687	$1,034	$41,610
American Funds Insurance Series – Global Growth Fund, Class 1	268,636	65,378	73,084	12,504	(52)	273,382	910	32,546
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	180,038	29,473	135,352	20,769	(4,311)	90,617	—	3,704
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund, Class 1	—	91,228	508	— (c)	(330)	90,390	—	—
						999,076
Growth-and-income funds 20.00%
American Funds Insurance Series – Growth-Income Fund, Class 1	268,423	79,329	69,238	15,824	(20,866)	273,472	637	44,109
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	89,561	15,286	20,613	4,577	1,780	90,591	307	5,885
						364,063
Fixed income funds 19.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	363,091	121,760	140,842	(1,239)	20,006	362,776	3,143	—
Total 94.80%				$127,088	$(27,569)	$1,725,915	$6,031	$127,854

(a)	Rate represents the seven-day yield at 9/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 6 of 13

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2025
unaudited

Growth funds 9.98%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	968,965	$134,560
Total growth funds (cost: $102,245,000)		134,560
Growth-and-income funds 49.96%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	18,837,552	337,004
American Funds Insurance Series – Growth-Income Fund, Class 1	3,033,147	202,432
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	7,473,627	134,450
Total growth-and-income funds (cost: $512,551,000)		673,886
Asset allocation funds 4.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,460,062	67,160
Total asset allocation funds (cost: $58,368,000)		67,160
Equity-income funds 14.98%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	14,176,441	202,014
Total equity-income funds (cost: $161,524,000)		202,014
Fixed income funds 14.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	20,653,358	201,577
Total fixed income funds (cost: $196,131,000)		201,577
Short-term securities 4.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.09% (a)	64,112,744	64,113
Total short-term securities (cost: $64,113,000)		64,113
Options purchased (equity style) 0.27%
Options purchased (equity style)*		3,604
Total options purchased (cost: $8,992,000)		3,604
Total investment securities 99.87% (cost: $1,103,924,000)		1,346,914
Other assets less liabilities 0.13%		1,791
Net assets 100.00%		$1,348,705
American Funds Insurance Series — Portfolio Series — Page 7 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
Put
S&P 500 Index	70	USD46,819	USD4,125.00	12/19/2025	$29
S&P 500 Index	95	63,540	4,225.00	12/19/2025	43
S&P 500 Index	700	468,192	4,250.00	12/19/2025	329
S&P 500 Index	135	90,294	4,325.00	12/19/2025	70
S&P 500 Index	70	46,819	4,350.00	12/19/2025	37
S&P 500 Index	120	80,262	4,375.00	12/19/2025	65
S&P 500 Index	50	33,442	4,250.00	3/20/2026	87
S&P 500 Index	535	357,833	4,275.00	3/20/2026	952
S&P 500 Index	60	40,131	4,375.00	3/20/2026	116
S&P 500 Index	55	36,787	4,500.00	3/20/2026	117
S&P 500 Index	480	321,046	4,625.00	3/20/2026	1,150
S&P 500 Index	25	16,721	4,650.00	3/20/2026	61
S&P 500 Index	20	13,377	4,775.00	3/20/2026	55
S&P 500 Index	15	10,033	4,825.00	3/20/2026	43
S&P 500 Index	65	43,475	4,850.00	3/20/2026	189
S&P 500 Index	45	30,098	4,900.00	3/20/2026	137
S&P 500 Index	30	20,065	4,625.00	6/18/2026	124
					$3,604
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
S&P 500 E-mini Index Futures	Long	116	12/19/2025	USD39,085	$510
American Funds Insurance Series — Portfolio Series — Page 8 of 13

unaudited
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.98%
American Funds Insurance Series – Growth Fund, Class 1	$133,701	$45,634	$57,304	$20,713	$(8,184)	$134,560	$260	$10,472
Growth-and-income funds 49.96%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	336,671	43,105	90,641	22,693	25,176	337,004	788	11,939
American Funds Insurance Series – Growth-Income Fund, Class 1	201,814	62,934	58,051	15,989	(20,254)	202,432	480	33,224
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	134,801	22,069	31,713	7,640	1,653	134,450	463	8,874
						673,886
Asset allocation funds 4.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	67,527	7,640	11,337	(1,131)	4,461	67,160	295	4,603
Equity-income funds 14.98%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	203,406	17,385	46,744	5,311	22,656	202,014	3,519	—
Fixed income funds 14.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	203,406	67,253	79,615	(1,186)	11,719	201,577	1,776	—
Total 94.85%				$70,029	$37,227	$1,279,197	$7,581	$69,112

(a)	Rate represents the seven-day yield at 9/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 9 of 13

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2025
unaudited

Growth funds 24.96%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,361,578	$90,094
Total growth funds (cost: $77,902,000)		90,094
Growth-and-income funds 24.96%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,034,387	90,065
Total growth-and-income funds (cost: $67,905,000)		90,065
Asset allocation funds 9.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,315,900	35,924
Total asset allocation funds (cost: $30,685,000)		35,924
Equity-income funds 4.98%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	1,261,842	17,981
Total equity-income funds (cost: $14,523,000)		17,981
Balanced funds 19.98%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	5,077,282	72,098
Total balanced funds (cost: $62,437,000)		72,098
Fixed income funds 9.97%
American Funds Insurance Series – Capital World Bond Fund, Class 1	3,430,155	35,982
Total fixed income funds (cost: $34,150,000)		35,982
Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.09% (a)	17,073,868	17,074
Total short-term securities (cost: $17,074,000)		17,074
Options purchased (equity style) 0.30%
Options purchased (equity style)*		1,083
Total options purchased (cost: $2,332,000)		1,083
Total investment securities 99.83% (cost: $307,008,000)		360,301
Other assets less liabilities 0.17%		596
Net assets 100.00%		$360,897
American Funds Insurance Series — Portfolio Series — Page 10 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2025 (000)
Put
S&P 500 Index	15	USD10,033	USD4,125.00	12/19/2025	$6
S&P 500 Index	10	6,689	4,175.00	12/19/2025	4
S&P 500 Index	10	6,689	4,225.00	12/19/2025	5
S&P 500 Index	140	93,638	4,250.00	12/19/2025	66
S&P 500 Index	20	13,377	4,300.00	12/19/2025	10
S&P 500 Index	20	13,377	4,175.00	3/20/2026	32
S&P 500 Index	155	103,671	4,275.00	3/20/2026	276
S&P 500 Index	15	10,033	4,375.00	3/20/2026	29
S&P 500 Index	10	6,688	4,500.00	3/20/2026	21
S&P 500 Index	240	160,523	4,625.00	3/20/2026	575
S&P 500 Index	10	6,688	4,825.00	3/20/2026	29
S&P 500 Index	10	6,688	4,900.00	3/20/2026	30
					$1,083
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
S&P 500 E-mini Index Futures	Long	33	12/19/2025	USD11,119	$154
American Funds Insurance Series — Portfolio Series — Page 11 of 13

unaudited
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.96%
American Funds Insurance Series – Global Growth Fund, Class 1	$90,621	$23,255	$27,823	$5,774	$(1,733)	$90,094	$305	$10,915
Growth-and-income funds 24.96%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	90,656	9,774	23,176	6,330	6,481	90,065	211	3,195
Asset allocation funds 9.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	36,401	4,520	6,787	(425)	2,215	35,924	158	2,465
Equity-income funds 4.98%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	18,255	1,344	4,123	608	1,897	17,981	315	—
Balanced funds 19.98%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	72,844	7,065	14,342	(1,047)	7,578	72,098	188	2,659
Fixed income funds 9.97%
American Funds Insurance Series – Capital World Bond Fund, Class 1	36,519	12,233	15,786	610	2,406	35,982	95	—
Total 94.80%				$11,850	$18,844	$342,144	$1,272	$19,234

(a)	Rate represents the seven-day yield at 9/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,535,042,000, $1,175,940,000 and $317,046,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $297,434,000, $188,250,000 and $62,376,000, respectively.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of September 30, 2025, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
INGEFP3-875-1125
American Funds Insurance Series — Portfolio Series — Page 13 of 13